Biological assets (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets		$ 9,459,071	$ 8,489,873	$ 8,157,688
Gross carrying amount [member]
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets		9,459,071	8,489,873	$ 8,157,688
Acquisitions through business combinations, biological assets		14,028,209	20,871,261
Decrease due to harvest, biological assets		(13,153,317)	(20,634,418)
Increase (decrease) in biological assets		969,198	332,185
Increase (decrease) through other changes, biological assets	[1]	$ 94,306	$ 95,342

[1]	Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.